DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION - Five highest paid individuals, Others (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥) employee	Dec. 31, 2016 employee	Dec. 31, 2015 employee
Significant related party transactions
Number of remaining highest paid individuals other than director and supervisor | employee	3	2	3
Minimum
Significant related party transactions
Remuneration amount for remaining two highest paid individuals	¥ 0
Maximum
Significant related party transactions
Remuneration amount for remaining two highest paid individuals	¥ 1,000,000